Intangible Assets - Schedule of Future Amortization of Intangible Assets (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 16,350
2022	21,800
2023	21,800
2024	21,800
2025	21,800
Thereafter	2,583
Net	$ 106,133